UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                         Washington, DC 20549

                                         Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ]; Amendment Number:  _______

This Amendment (Check only one):

[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Passport Research, Ltd.

Address:  Federated Investors Tower
                1001 Liberty Avenue
                 Pittsburgh, PA  15222-3779

Form 13F File Number:  28-02491

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Megan Dolan
Title:  Compliance Officer
Phone:  (412) 288-6518

Signature, Place, and Date of Signing:
/s/Megan Dolan            Pittsburgh, PA                    May 14, 2012




















Report Type (Check only one):

[  ] 13F HOLDING REPORT.

[ X ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-04375

Name: Federated Investors, Inc.